Leases - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2019
Disclosure of leases [Abstract]
Cash outflow for leases	$ 25
Repayment of lease liabilities	20	$ 0	$ 0
Lease finance costs paid	$ 5	$ 0	$ 0
Weighted average incremental borrowing rate (as a percentage)				5.96%